Long-term debt (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Schedule of long-term debt

As at	Dec 31 2021	Dec 31 2020
Unsecured notes
(i) $300 million at 4.25% due December 1, 2024	$298,408	$297,999
(ii) $700 million at 5.125% due October 15, 2027	692,516	691,434
(iii) $700 million at 5.25% due December 15, 2029	694,770	694,282
(iv) $300 million at 5.65% due December 1, 2044	295,505	295,410
	1,981,199	1,979,125
Geismar 3 construction facility at LIBOR+3%	—	176,335
Egypt limited recourse debt facilities	—	46,948
Other limited recourse debt facilities
(i) 5.58% due through June 30, 2031	65,745	69,734
(ii) 5.35% due through September 30, 2033	73,836	78,391
(iii) 5.08% due through September 15, 2036	37,412	12,839
	176,993	160,964
Total long-term debt[1]	2,158,192	2,363,372
Less current maturities[1]	(11,775)	(39,771)
	$2,146,417	$2,323,601
1 Long-term debt and current maturities are presented net of discounts and deferred financing fees of $21.8 million as at December 31, 2021 (2020 - $25.4 million).
Schedule of minimum principal payments for long-term debt
The gross minimum principal payments for long-term debt in aggregate and for each of the five succeeding years are as follows:

	Other limited recourse debt facilities	Unsecured notes	Total
2022	$11,775	$—	$11,775
2023	12,424	—	12,424
2024	12,576	300,000	312,576
2025	13,654	—	13,654
2026	13,785	—	13,785
Thereafter	115,793	1,700,000	1,815,793
	$180,007	$2,000,000	$2,180,007